SEC Registered Funding Vehicles Issuing Non-dilutive Preferred Securities (Narrative) (Detail) - Non-cumulative Preferred Stock [Member]	Mar. 17, 2006 USD ($)	Jul. 25, 2011 JPY (¥)	Mar. 17, 2006 JPY (¥)	Mar. 17, 2006 EUR (€)	Mar. 17, 2006 USD ($)
Wholly Owned Funding Vehicles [Line Items]
Preferred stock, total net proceeds before expenses | $	$ 4,170,000,000
MUFG Capital Finance 1 [Member]
Wholly Owned Funding Vehicles [Line Items]
Preferred stock, value | $					$ 2,300,000,000
Preferred stock, percentage of dividend	6.346%
MUFG Capital Finance 2 [Member]
Wholly Owned Funding Vehicles [Line Items]
Preferred stock, value | €				€ 750,000,000
Preferred stock, percentage of dividend	4.85%
MUFG Capital Finance 3 [Member]
Wholly Owned Funding Vehicles [Line Items]
Preferred stock, value			¥ 120,000,000,000
Preferred stock, percentage of dividend	2.68%
Redemption value of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company		¥ 120,000,000,000